Intangible Assets - Intangible assets (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Accumulated Amortization, Finite-lived	$ 74,784	$ 39,825	$ 624,283
Net Carrying Amount, Finite-lived	603,430	637,133
Gross Carrying Amount, Intangible assets	769,714	768,458	1,059,268
Net Carrying Amount, Intangible assets	694,930	728,633	434,985
Skillsoft trademark
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Carrying Amount, Indefinite-lived		91,500	186,000
Gross Carrying Amount, Intangible assets	91,500	91,500
Net Carrying Amount, Intangible assets	91,500	91,500
Developed software/ courseware
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Amount, Finite-lived	267,014	265,758	157,168
Accumulated Amortization, Finite-lived	39,459	24,669	129,663
Net Carrying Amount, Finite-lived	227,555	241,089	27,505
Customer contracts/ relationships
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Amount, Finite-lived	279,500	279,500	670,800
Accumulated Amortization, Finite-lived	9,114	3,627	466,972
Net Carrying Amount, Finite-lived	270,386	275,873	203,828
Trademarks and trade names
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Amount, Finite-lived	6,300	6,300	45,300
Accumulated Amortization, Finite-lived	676	455	27,648
Net Carrying Amount, Finite-lived	5,624	5,845	$ 17,652
Publishing rights
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Amount, Finite-lived	35,200	35,200
Accumulated Amortization, Finite-lived	4,693	2,933
Net Carrying Amount, Finite-lived	30,507	32,267
Backlog
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Amount, Finite-lived	90,200	90,200
Accumulated Amortization, Finite-lived	20,842	8,141
Net Carrying Amount, Finite-lived	$ 69,358	$ 82,059